Income Tax Expense - Schedule of Components of Income Tax Expense Benefit and Deferred Tax Assets and Liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$ (71,441,024)	$ (18,076,077)	$ (26,505,567)
Tax at the Australian tax rate of 25% (2021: 26%)	(17,860,256)	(4,699,780)	(7,289,031)
Share based payments	4,233,641	1,546,618	1,835,215
Income inclusion - Scientific Research and Experimental Development ("SRED")	66,397	0
Unrealized foreign exchange gain	51,246	0
Borrowing costs	17,596	10,845	377,735
Other non-deductible amounts	976,484	56,291
Other non-assessable amounts	4,161	(39,005)	(24,234)
Difference in overseas tax rate	(739,293)	(139,141)	(90,888)
Adjustments for current tax of prior periods	0	(0)	(93,052)
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	13,250,024	3,264,172	3,911,457
Income tax expense / (benefit)	0	0	(383,655)
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	113,552,217	39,772,597	15,128,752
Potential tax benefit	28,388,054	9,943,149	$ 4,122,864
Deferred tax: Share issue costs	0	0
(d) Deferred tax assets
Tax losses	28,388,054	9,943,149
Exploration and evaluation assets	726,221	930,009
Business capital costs	2,309,219	1,543,399
Intangible assets & property, plant and equipment	2,737,888	0
Right of use asset	78,121	31,061
Unrealized exchange loss on borrowings	284,770	261,449
Accrued expenses	624,234	317,498
Other	440,239	402,368
Total deferred tax assets	35,588,746	13,428,933
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,992,320)	(1,357,943)
Deferred tax assets not recognized	(33,596,426)	(12,070,990)
Net deferred tax assets	0	0
(e) Deferred tax liabilities
Intangible assets	0	164,713
Property, plant and equipment	1,524,592	1,193,230
Unrealized exchange loss on borrowings	467,728	0
Total deferred tax liabilities	1,992,320	1,357,943
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,992,320)	(1,357,943)
Net deferred tax liabilities	$ 0	$ 0